Long-term debt	12 Months Ended
Mar. 31, 2014
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2013 and March 31, 2014 was comprised of the following:

	As of March 31,
	2013		2014		2014
	(In millions)
Subordinated debt	Rs.	171,867.5	Rs.	174,730.5	US$	2,912.2
Others		123,352.2		220,478.1		3,674.6

Total	Rs.	295,219.7	Rs.	395,208.6	US$	6,586.8

The below table presents the balance of long term debt as of March 31, 2013 and March 31, 2014 and the related contractual rates and maturity dates:

	Years ended March 31,
	2013				2014
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2014 - 2023	5.90% to 10.70%	Rs.	130,280.0	2015 - 2024	5.90% to 10.70%	Rs.	132,580.0	US$	2,209.7
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		569.3
Variable rate	2016 - 2017	LIBOR+1.2		5,428.5	2016 - 2017	LIBOR+1.2		5,991.5		99.9
Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		33.3
Others
Variable rate—(1)	2013 - 2017	1.30% to 2.94%		49,586.9	2015 - 2018	1.25% to 3.00%		129,708.4		2,161.8
Variable rate—(2)	2014 - 2018	9.75% to 11.10%		55,285.1	2015 - 2018	10.25% to 11.35%		57,299.7		955.0
Fixed rate	2014 - 2018	8.00% to 10.30%		18,480.2	2015 - 2019	8.54% to 10.81%		33,470.0		557.8

Total			Rs.	295,219.7			Rs.	395,208.6	US$	6,586.8

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2014
	(In millions)
Due in the fiscal year ending March 31:
2015	Rs.	21,149.4	US$	352.5
2016		41,208.7		686.8
2017		98,812.0		1,646.9
2018		76,220.0		1,270.3
2019		16,398.0		273.3
Thereafter (1)		139,420.5		2,323.7

Total	Rs.	393,208.6	US$	6,553.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

During the year ended March 31, 2014, the Bank issued subordinated debt qualifying for Lower Tier II capital, under RBI regulatory guidelines, amounting to Rs. 2,300.0 million (previous year Rs. 60,470.0 million) and raised other long term debt Rs. 144,041.9 million (previous year Rs. 102,235.7 million).

As of March 31, 2013 and March 31, 2014, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 49,586.9 million and Rs. 129,708.4 million, respectively, and functional currency borrowings aggregating to Rs. 73,765.3 million and Rs. 90,769.7 million, respectively.